Subsequent Event Subsequent Event - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 26, 2015	Dec. 31, 2015	Dec. 31, 2014	Apr. 25, 2014	Jun. 18, 2007
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 400,000,000			$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.70%			4.35%
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 400,000,000	$ 400,000,000	$ 0
Debt Instrument, Interest Rate, Stated Percentage	3.70%	3.70%			6.70%
Proceeds from Debt, Net of Issuance Costs	$ 394,900,000
Debt Related Commitment Fees and Debt Issuance Costs	800,000
Unrealized Gain (Loss)	$ (12,900,000)	$ (12,900,000)